Document and Entity Information	May 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001562401
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Registrant Name	AMERICAN HOMES 4 RENT
Entity Incorporation State Country Code	MD
Entity File Number	001-36013
Entity Tax Identification Number	46-1229660
Entity Address, Address Line One	23975 Park Sorrento
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	(805)
Local Phone Number	413-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares of beneficial interest, $.01 par value
Trading Symbol	AMH
Security Exchange Name	NYSE
Series D Perpetual Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series D perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-D
Security Exchange Name	NYSE
Series E Perpetual Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series E perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-E
Security Exchange Name	NYSE
Series F Perpetual Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series F perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-F
Security Exchange Name	NYSE
Series G Perpetual Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series G perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-G
Security Exchange Name	NYSE
Series H Perpetual Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series H perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-H
Security Exchange Name	NYSE